CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Allowance for doubtful accounts, accounts receivable	$ 73,009	$ 77,603
Allowance for doubtful accounts of costs and estimated earnings in excess of billings	14,438	12,178
Allowance for doubtful accounts, other receivables	$ 12,044	$ 12,449
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	62,021,930	61,962,449
Common stock, shares outstanding (in shares)	62,021,930	61,962,449
Liabilities, Current	$ 470,145	$ 484,556
Liabilities, Noncurrent	38,470	21,389
Variable Interest Entity, Not Primary Beneficiary [Member]
Liabilities, Current	586	1,547
Liabilities, Noncurrent	$ 0	$ 0